Accounting Policies and Related Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies and Related Matters (Textuals) [Abstract]
Weighted-average amortization period in years	17.0	18.2
Capitalized interest costs	$ 13,164,000	$ 20,792,000	$ 41,170,000
Allowance for loan losses	0	1,276,000	5,183,000	7,500,000
Amount of non-accrual loans receivable outstanding	6,244,000	9,691,000	67,126,000
Building [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	15
Estimated useful lives of buildings and improvements maximum	40
Building Improvements [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	5
Estimated useful lives of buildings and improvements maximum	$ 15